Subsequent Events (Details) - USD ($)									6 Months Ended	12 Months Ended
	Aug. 13, 2024	Jul. 25, 2024	Jul. 16, 2024	Jul. 03, 2024	May 07, 2024	Mar. 07, 2024	Feb. 06, 2024	Jan. 08, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2024	Apr. 02, 2024	Mar. 11, 2024	Oct. 30, 2023	Sep. 17, 2023	Jul. 11, 2023	Jan. 17, 2023
Subsequent Event [Line Items]
Loan amount									$ 73,752	$ 32,733	$ 24,333
Trust account amount										15,000,000
Redeemed during period, by public shareholders										13,900,000
Offering cost expense										1,100,000
Cash Payed									$ 31,000,000,000	200,000	800,000
Fair value per share (in Dollars per share)									$ 0.89				$ 0.95
Investor investment									$ 1,000,000	$ 1,000,000
Investment rate														8.00%	12.00%			8.00%
Deposited bank account				$ 410,000
Warrant purchase (in Shares)									3,625,750
Exercise price (in Dollars per share)									$ 9.2
Public offering units (in Shares)					150,000
Fully vest shares of common stock (in Shares)																100,013
Aggregate principal amount																	$ 125,000
Original issue discount			$ 27,500
Closing expenses	$ 8,000								$ 660,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate				12.00%
Investor investment				$ 410,000
Investment rate				12.00%
Accumulated interest (in Dollars per share)				$ 0.442
Original issue discount			$ 27,500
Warrant purchase (in Shares)			217,500
Accrued interest and other fees			$ 212,400
Aggregate gross proceeds		$ 1.2
Aggregate principal amount				$ 410,000
Additional tranches	1,000,000
Installment amount	20,350
Subsequent Event [Member] | Nature’s Miracle [Member]
Subsequent Event [Line Items]
Principal amount								$ 20,000
Interest rate								0.00%
Subsequent Event [Member] | Lakeshore [Member]
Subsequent Event [Line Items]
Principal amount							$ 20,000
Interest rate							0.00%
Subsequent Event [Member] | August 2024 Diagonal Lending LLC [Member]
Subsequent Event [Line Items]
Aggregate principal amount	181,700
George Yutuc [Member]
Subsequent Event [Line Items]
Employment agreement shares (in Shares)										100,000
Kirk Collins [Member]
Subsequent Event [Line Items]
Employment agreement shares (in Shares)										50,000
Amber Wang [Member]
Subsequent Event [Line Items]
Employment agreement shares (in Shares)										50,000
Public Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible notes payable			$ 180,000
Exercise price (in Dollars per share)		$ 0.24	$ 0.87
Public offering units (in Shares)		5,000,000	180,000
Original issue discount	23,700
Closing expenses	$ 8,000
Forecast [Member]
Subsequent Event [Line Items]
Interest rate						10.00%
Loan amount						$ 1,405,000
Stockholders percentage														100.00%
Cash Payed													$ 14,000
Vested agreement shares (in Shares)												75,000	75,000
Fair value amount													$ 143,000
Fair value per share (in Dollars per share)													$ 0.95
Forecast [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Restricted common stock shares (in Shares)													150,000
Forecast [Member] | Nature’s Miracle [Member]
Subsequent Event [Line Items]
Stockholders percentage														84.70%